Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

17.  Leases

Lease obligations

Lease obligations as at December 31 are as follows:

	2021			2020
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Other leases	9,968	8,390	18,358	13,994	8,542	22,536
Total	9,968	8,390	18,358	13,994	8,542	22,536

As of  December 31, 2021 and 2020 Ferroglobe holds short-term leases and low-value leases for which it has elected to recognise right of use assets and lease liabilities. Each lease is reflected in the statement of financial position as a right of use asset and a lease liability.

As of December 31, 2021 and 2020 Ferroglobe has not recorded any expense relating to variable lease payments.

The detail, by maturity, of the non-current payment obligations under leases as of December 31, 2021 is as follows:

	2023	2024	2025	2026	2027 and after	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Other leases	5,905	1,672	1,027	310	1,054	9,968
Total	5,905	1,672	1,027	310	1,054	9,968

IFRS 16 has had the following effect on components of the consolidated financial statements:

	2021	2020
	US$'000	US$'000
Balance at December 31,	(22,536)	(25,872)
Additions	(7,761)	(5,471)
Disposals and other	517	102
Interest	(1,100)	(1,358)
Lease payments	11,285	11,673
Exchange differences	1,237	(1,610)
Balance at December 31,	(18,358)	(22,536)

Lease liabilities were discounted at the average incremental borrowing rate of 5.5%.

Leases are presented as follows in the Statement of financial position:

	2021	2020
	US$'000	US$'000
Non-current assets
Leased land and buildings	17,156	17,588
Leased plant and machinery	27,762	24,446
Accumulated depreciation	(29,855)	(22,498)

Non-current liabilities
Lease liabilities	(9,968)	(13,994)

Current liabilities
Lease liabilities	(8,390)	(8,542)

Leases are presented as follows in the Consolidated income statement:

	2021	2020
	US$'000	US$'000
Depreciation and amortization charges, operating allowances and write-downs
Depreciation of right of use assets	7,357	10,112

Finance costs
Interest expense on lease liabilities	1,100	1,358

Exchange differences
Currency translation losses on lease liabilities	1,237	(1,610)
Currency translation gains on right of use assets	(1,838)	2,138

Leases are presented as follows in the Statement of cash flows:

	2021	2020
	US$'000	US$'000
Payments for:
Principal	10,185	10,315
Interest	1,100	1,358